Provisions - Schedule (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 29.0
Additional provision in the period	16.5
Release of provision	(4.6)
Utilization of provision	(12.8)
Foreign exchange	0.0
Other provisions at end of period	28.1
Current	26.9	€ 27.6
Non-current	1.2	1.4
Provisions	28.1	€ 29.0
Restructuring
Disclosure of other provisions [line items]
Other provisions at beginning of period	12.3
Additional provision in the period	14.6
Release of provision	(2.1)
Utilization of provision	(11.4)
Foreign exchange	0.0
Other provisions at end of period	13.4
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions at beginning of period	7.3
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Foreign exchange	0.0
Other provisions at end of period	7.3
Other
Disclosure of other provisions [line items]
Other provisions at beginning of period	9.4
Additional provision in the period	1.9
Release of provision	(2.5)
Utilization of provision	(1.4)
Foreign exchange	0.0
Other provisions at end of period	€ 7.4